Victory RS Select Growth Fund Investment Strategy - Victory RS Select Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund principally invests in equity securities of companies with market capitalizations (at the time of purchase) less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500™ Index (the “Index”) (currently, approximately $112.5 billion, based on the size of the largest company in the Index on March 31, 2026), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index. The Fund may hold investments in companies whose market capitalizations fall outside these parameters due to changes in market values of those companies after the Fund’s investment in those companies.The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company, or (4) other available investments are considered to be more attractive.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the health care, industrials, and information technology sectors.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.